Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax rates
Enterprise income tax rate (as a percent)							25.00%
Preferential tax rate (as a percent)							15.00%	15.00%	15.00%
Tax losses with no deferred tax assets recognized							$ 457.3	$ 235.1	$ 444.0
Tax losses expiring in 2019							20.5
Tax losses expiring in 2020							33.0
Tax losses expiring in 2021							90.1
Tax losses expiring in 2022							62.0
Tax losses expiring in 2023							$ 251.7
Semiconductor Manufacturing International (Shanghai) Corporation ("SMIS" or "SMIC Shanghai")
Tax rates
Preferential tax rate (as a percent)							15.00%	15.00%	15.00%
Tax holiday period							10 years
Full exemption period							5 years
Half tax reduction period							5 years
Semiconductor Manufacturing International (Tianjin) Corporation ("SMIT" or "SMIC Tianjin")
Tax rates
Preferential tax rate (as a percent)							12.50%	0.00%	0.00%	0.00%	0.00%	0.00%
Tax holiday period							10 years
Full exemption period							5 years
Half tax reduction period							5 years
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing")
Tax rates
Preferential tax rate (as a percent)							0.00%	0.00%	0.00%	0.00%
Tax holiday period							10 years
Full exemption period							5 years
Half tax reduction period							5 years
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing") | Forecast
Tax rates
Preferential tax rate (as a percent)	12.50%	12.50%	12.50%	12.50%	12.50%	0.00%
SMIC Shenzhen, SMNC and SJ Jiangyin
Tax rates
Preferential tax rate (as a percent)							15.00%
Tax holiday period							10 years
Full exemption period							5 years
Half tax reduction period							5 years
ITALY
Tax rates
Enterprise income tax rate (as a percent)							24.00%